Debt	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Debt

Note 5—Debt

Revolving Credit Facility – On December 14, 2018, the Company entered into a $60.0 million “Revolving Credit Facility” secured by all assets of the Company including accounts receivable, intellectual property, and general intangibles. The loan’s original maturity was December 14, 2021, which was subsequently extended to December 14, 2022 and bore an interest rate of LIBOR plus 4.50% (6.00% at December 31, 2021). On April 26, 2022, the Company amended the Revolving Credit Facility, replacing the benchmark interest of LIBOR with SOFR, which resulted in the amended interest rate of SOFR plus 4.6%.

On November 18, 2022, the Company entered into an amendment to the Revolving Credit Facility, extending the maturity date to December 14, 2023 and modifying the interest rate the Revolving Credit Facility bears to SOFR plus 5.6% (9.7% at December 31, 2022). With the amendment, the lender consented to an amendment to the Subordinated Term Loan agreement. The borrowing capacity is calculated based on qualified billed and unbilled receivables. The fee on the average daily balance of unused loan commitments is 0.7%. Interest and fees are payable monthly with principal due upon maturity. Additionally, the Company committed to raise $5.0 million from debt and/or equity securities by November 23, 2022, which was subsequently extended to November 30, 2022, and additional $25.0 million from the issuance of securities by the earlier of (i) 5 business days after the date the Company’s Form S-1 filed with the SEC on August 22, 2022 becomes effective, and (ii) January 31, 2023, which was subsequently extended to February 3, 2023 (see Note 23). The Company met this fund raise commitment.

The maturity date of the Revolving Credit Facility was subsequently amended to the earlier of (a) December 14, 2025, (b) the maturity of the Term Loan and (c) the maturity of the Subordinated Term Loan(See Note 23).

In accordance with ASC 470-50, Debt – Modifications and Extinguishments, it was determined that the Revolving Credit Facility amendments were considered a debt modification.

The Revolving Credit Facility requires a lockbox arrangement, which provides for receipts to be swept daily to reduce borrowings outstanding at the discretion of the lender. This arrangement, combined with the existence of the subjective acceleration clause, necessitates the Revolving Credit Facility be classified as a current liability on the consolidated balance sheets. The acceleration clause allows for outstanding borrowings under the facility to become immediately due in the event of a material adverse change in the Company’s business condition (financial or otherwise), operations, properties or prospects, change of management, or change in control. As of December 31, 2022, the Company’s total outstanding borrowings under the Line of Credit were $51.8 million and $5.6 million remained available to draw. As of December 31, 2021, the Company’s total outstanding borrowings under the Line of Credit were $29.9 million and $23.0 million remained available to draw. The Revolving Credit Facility is subject to certain financial covenants. As of December 31, 2022, the Company was in compliance with these financial covenants.

The Company capitalized $0.9 million and $0.1 million in deferred debt charges related to the Revolving Credit Facility during the years ended December 31, 2022 and 2021, respectively, which have been recorded to prepaid expenses in the consolidated balance sheet and are expensed over the term of the Revolving Credit Facility. Amortization of deferred debt charges were $0.2 million and $0.5 million for the years ended December 31, 2022 and 2021, respectively.

Term Loan Facilities – On March 29, 2019, the Company entered into a $20.0 million “Term Loan” agreement secured by a second lien on all assets of the Company including accounts receivable, intellectual property and general intangibles. The Term Loan bore an interest rate of LIBOR plus 9.0%, which was subsequently amended to LIBOR plus 9.5% (13.6% and 11.5% as of December 31, 2022 and 2021, respectively), with the maturity date of the earlier of March 29, 2024, and the maturity date of the Revolving Credit Facility.

On March 24, 2021, the Company entered into an amendment to the Term Loan agreement, increasing the principal amount of the facility to $60.0 million and deferring principal payments to July 2021.

On October 15, 2021, the Company entered into an amendment to the Term Loan agreement, adding terms permitting the Company to enter into additional subordinated loan agreements. Pursuant to the amended Term Loan agreement, on October 15, 2021, the Company entered into warrant agreements and issued common unit purchase warrants (the “Term Loan Warrants”). The Term Loan Warrants were converted into Class A Common Stock and Class V Common Stock upon the consummation of the Mergers.

On November 18, 2022, the Company entered into an amendment to the Term Loan agreement, in which the lender consented to the amendments to the Revolving Credit Facility agreement and the Subordinated Term Loan agreement. Additionally, the Company committed to raise $5.0 million from debt and/or equity securities by November 23, 2022, which was subsequently extended to November 30, 2022, and additional $25.0 million from the issuance securities by the earlier of (i) 5 business days after the date the Company’s Form S-1 filed with the SEC on August 22, 2022 becomes effective, and (ii) January 31, 2023, which was subsequently extended to February 3, 2023 (see Note 23). The Company met this fund raise commitment. The amended Term Loan agreement also requires the Company to cause the Yorkville Investor (See Note 13) to purchase the maximum amount of the Company’s equity interests available under the SEPA (See Note 13) and to utilize the net proceeds from such drawdowns to repay the Term Loan until it is fully repaid. If the Company does not repay the Term Loan in full by March 27, 2023, the Company will be liable for an additional fee in the amount of $2.0 million, out of which $1.0 million will be due in cash on March 27, 2023, and the other $1.0 million will accrue to the principal balance of the Term Loan. Furthermore, beginning on March 27, 2023, an additional $0.15 million fee will accrue to the principal balance of the Term Loan each week thereafter until the Term Loan is fully repaid.

In accordance with ASC 470-50, Debt – Modifications and Extinguishments, it was determined that the Term Loan amendments were considered a debt modification.

The Term Loan also includes a qualified equity contributions requirement, requiring the Company to raise $50.0 million in equity contribution on or prior to June 30, 2022. The Company did not meet this minimum equity raise requirement, allowing the lender to reduce the Term Loan collateral by $20.0 million and requiring the use of available funds under the Revolving Credit Facility as additional Term Loan collateral. As a result of the $20.0 million reduction in the Term Loan collateral, the availability under the Revolving Credit Facility was reduced by approximately $2.6 million as of December 31, 2022.

The Company capitalized $2.8 million and $2.1 million in deferred debt charges related to the Term Loan during the years ended December 31, 2022 and 2021, respectively. Amortization of deferred debt charges related to the Term Loan agreement was $1.8 million and $1.0 million for the years ended December 31, 2022 and 2021, respectively.

On December 22, 2021, the Company entered into a $20.0 million “Subordinated Term Loan” agreement secured by a third lien on all assets of the Company including accounts receivable, intellectual property and general intangibles. The Subordinated Term Loan was originally scheduled to mature on December 22, 2022, bore an interest rate of 15.0% through the original maturity and bears an interest rate of 14% thereafter. Pursuant to the Subordinated Term Loan agreement, the Company entered into warrant agreements and issued common unit purchase warrants (the “Subordinated Term Loan Warrants”). If the Company did not repay the Subordinated Term Loan on or before its original maturity, the Subordinated Term Loan Warrants would be exercisable for additional Class A Common Stock until the Company fully pays the principal and interest in cash.

On November 18, 2022, the Company entered into an amendment to the Subordinated Term Loan agreement, modifying its maturity date to December 31, 2023, which was subsequently extended to March 29, 2024 (see Note 23). Concurrently, the Company entered into an amendment to the Subordinated Term Loan Warrants agreements. In accordance with ASC 470-50, Debt – Modifications and Extinguishments, it was determined that the Subordinated Term Loan amendment was considered a debt modification.

On December 21, 2022, the Subordinated Term Loan Warrants were converted into Class A Common Stock.

The Company capitalized $0.3 million and $1.5 in deferred debt charges related to the Subordinated Term Loan during the years ended December 31, 2022 and 2021, respectively. Amortization of deferred debt charges related to the Subordinated Term Loan agreement was $1.3 million for the year ended December 31, 2022 and insignificant for the year ended December 31, 2021.

The Revolving Credit Facility, the Term Loan and the Subordinated Term Loan are subject to certain cross default provisions under the intercreditor agreements.

See Note 10 for further information regarding the Term Loan Warrants and the Subordinated Term Loan Warrants.

Convertible Debentures – On November 30, 2022, as part of the security purchase agreement (the “YA SPA”) (see Note 13), the Company issued a convertible debenture to YA II PN, Ltd. (the “Yorkville Investor”) in the principal amount of $7.0 million for a purchase price of $7.0 million (the “First YA Convertible Debenture”). The First YA Convertible Debenture has a maturity date of May 30, 2024 and bears interest at the rate of 4.0% per annum. The interest is due and payable upon maturity. At any time, so long as the First YA Convertible Debenture is outstanding, the Yorkville Investor may covert all or part of the principal and accrued and unpaid interest of the First YA Convertible Debenture into shares of Class A Common Stock at 90% of the lowest daily VWAP of Class A Common Stock during the seven consecutive trading days immediately preceding each conversion date, but in no event lower than $0.25 per share. Outside of an event of default under the First YA Convertible Debenture, the Yorkville Investor may not convert in any calendar month more than the greater of (a) 25% of the dollar trading volume of the shares of Class A Common Stock during such calendar month, or (b) $3.0 million. The Company capitalized $1.7 million in deferred debt charges related to the First YA Convertible Debenture for its origination. Amortization of deferred debt charges related to the First YA Convertible Debenture was $0.1 million for the year ended December 31, 2022 and $-0- for the year ended December 31, 2021. An insignificant amount and $-0- of accrued and unpaid interest is included in other long-term liabilities on the accompanying consolidated balance sheets as of December 31, 2022 and 2021, respectively. During the year ended December 31, 2022, the Yorkville Investor did not covert any amount of the principal or accrued interest of the First YA Convertible Debenture.

On December 16, 2022, the Company issued convertible debentures to certain members of the Company’s management team and board of directors, and certain other existing investors of the Company for a total principal amount of $11.9 million and the total net proceeds of $10.5 million (the “Insider Convertible Debentures”). The Insider Convertible Debentures have a maturity date of June 16, 2024 and accrue interest at the rate of 6.0% per annum. The interest is due and payable quarterly in arrears, and any portion of the aggregate interest accrued may, at the option of the Company, be paid in kind by capitalizing the amount of accrued interest to the principal on each applicable interest payment date. At any time, so long as the Insider Convertible Debentures are outstanding, each of the holders may covert all or part of the principal and accrued and unpaid interest of their Insider Convertible Debentures they hold into shares of Class A Common Stock at a conversion price equal to the lower of 110% of (i) the average closing price of Class A Common Stock for five trading days immediately preceding the date of the issuance of the Insider Convertible Debentures, and (ii) the closing price of Class A Common Stock immediately preceding the date of the issuance of the Insider Convertible Debentures. Concurrent with the issuance of the Insider Convertible Debentures, the Company entered into a lockup agreement with each of the holders of the Insider Convertible Debentures, pursuant to which the holders agreed to not offer, sell, contract to sell, hypothecate, pledge or otherwise dispose of, directly or indirectly, any shares of Class A Common Stock the holders may receive from their exercise of option to convert the Insider Convertible Debentures until the earlier of (i) June 16, 2024, and (ii) when the Yorkville Investor sells all shares of Class A Common Stock issued under the YA Convertible Debentures (as defined in Note 13). The Company recorded the Insider Convertible Debentures and interest incurred between December 16, 2022 and December 31, 2022 which the Company elected to capitalize to the principal in related-party debt obligations, net of debt issuance costs on the accompanying consolidated balance sheet as of December 31, 2022. As of December 31, 2022, the company had received $3.5 million of the total $10.5 million net proceeds from the investors. The remaining $7.0 million was subsequently received in 2023 (see Note 23) and is recorded in related-party notes receivable on the accompanying consolidated balance sheet as of December 31, 2022.

Components of the Company’s debt obligations were as follows (in thousands):

	As of December 31,
	2022	2021
Term loan balance	$71,000	$77,000
Convertible debt balance	7,000	-
Related-party convertible debt balance	11,964	-
Less unamortized debt issuance costs and discounts	(6,138)	(3,334)
Total borrowed	83,826	73,666
Less short-term debt obligation balance	(3,771)	(22,666)
Long-term debt obligation balance	$80,055	$51,000

At December 31, 2022, the future aggregate maturities of debt obligations are as follows (in thousands):

Fiscal Years Ending December 31,
2023	$6,000
2024	83,964
Total	$89,964

PPP Loans – In 2020, the Company received loans under the Paycheck Protection Program for an amount totaling $10.8 million, which was established under the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) and administered by the Small Business Administration (“SBA”). The PPP Loans had a maturity date of 2 years from the initial disbursement and carry an interest rate of 1% per year. The application for the PPP Loan required the Company to, in good faith, certify that the current economic uncertainty made the loan request necessary to support the ongoing operation of the Company. This certification further required the Company to consider current business activity and ability to access other sources of liquidity sufficient to support the ongoing operations in a manner that was not significantly detrimental to the business. The receipt of the funds from the PPP Loans and the forgiveness of the PPP Loans were dependent on the Company having initially qualified for the PPP Loans and qualifying for the forgiveness of such PPP Loans based on funds being used for certain expenditures such as payroll costs and rent, as required by the terms of the PPP Loans.

The Company elected to repay $2.3 million of the PPP Loans during the year ended December 31, 2020. The SBA forgave the PPP loans in the full amount of $10.8 million along with associated accumulated interest during the year ended December 31, 2021, which resulted in a refund of $2.3 million the Company had repaid in 2020. The Company recognized $10.9 million to gain on forgiveness of debt on the consolidated statements of operations for the year ended December 31, 2021. The PPP Loan balances totaled $-0- as of December 31, 2022 and 2021. Presently, the SBA and other government communications have indicated that all loans in excess of $2.0 million will be subject to audit and that those audits could take up to seven years to complete. If the SBA determines that the PPP Loans were not properly obtained and/or expenditures supporting forgiveness were not appropriate, the Company would be required to repay some or all of the PPP Loans and record additional expense which could have a material adverse effect on the Company business, financial condition and results of operations in a future period.

Interest expense related to the Revolving Credit Facility, Term Loan Facilities, PPP Loans, YA Convertible Debt and Insider Convertible Debt was $16.9 million and $11.5 million for the years ended December 31, 2022 and 2021, respectively.